WARRANT LIABILITIES - Quantitative information regarding Level 3 fair value measurements inputs for the Company's warrants (Details)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Mar. 18, 2021 $ / shares
Volatility
WARRANT LIABILITIES
Measurement inputs of the warrants	0.2504	0.2841	0.2863	0.3126
Stock price
WARRANT LIABILITIES
Measurement inputs of the warrants	3.48	3.48	3.61	126.34
Expected life of the warrants to convert
WARRANT LIABILITIES
Measurement inputs of the warrants	0.72	1.72	2.72	5.5
Risk free rate
WARRANT LIABILITIES
Measurement inputs of the warrants	0.0363	0.0425	0.042	0.0109
Dividend yield
WARRANT LIABILITIES
Measurement inputs of the warrants	0	0	0	0